Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Airlines - 0.8%
Frontier Group Holdings, Inc. (A)	538,574	$ 7,938,581

Auto Components - 0.8%
Stoneridge, Inc. (A)	280,206	8,111,964

Automobiles - 1.1%
Winnebago Industries, Inc.	145,813	10,479,580

Banks - 17.8%
Ameris Bancorp	220,141	10,701,054
Associated Banc-Corp.	403,290	7,985,142
Atlantic Union Bankshares Corp.	264,332	9,375,856
Banner Corp.	166,394	8,825,538
ConnectOne Bancorp, Inc.	397,435	10,452,541
Customers Bancorp, Inc. (A)	221,074	8,007,300
Enterprise Financial Services Corp.	181,945	8,109,289
FB Financial Corp.	241,768	9,141,248
First Bancorp	225,057	9,002,280
Great Western Bancorp, Inc.	272,029	8,378,493
Hancock Whitney Corp.	230,955	10,095,043
National Bank Holdings Corp., Class A	227,830	8,078,852
OceanFirst Financial Corp.	471,392	9,192,144
PacWest Bancorp	244,170	9,722,849
Texas Capital Bancshares, Inc. (A)	130,941	8,246,664
Umpqua Holdings Corp.	489,381	9,234,619
United Community Banks, Inc.	305,211	8,793,129
Veritex Holdings, Inc.	337,069	11,308,665
Wintrust Financial Corp.	142,442	10,170,359

		174,821,065

Biotechnology - 0.8%
Coherus Biosciences, Inc. (A) (B)	612,802	7,997,066

Building Products - 0.9%
Griffon Corp.	361,935	8,367,937

Chemicals - 1.0%
Livent Corp. (A) (B)	488,633	9,533,230

Commercial Services & Supplies - 4.3%
BrightView Holdings, Inc. (A)	584,327	9,366,762
Covanta Holding Corp.	745,244	14,979,404
Herman Miller, Inc.	242,971	10,484,199
VSE Corp.	154,412	7,728,320

		42,558,685

Communications Equipment - 0.9%
Casa Systems, Inc. (A) (B)	1,210,672	9,092,147

Construction & Engineering - 1.5%
Great Lakes Dredge & Dock Corp. (A)	312,565	4,813,501
Tutor Perini Corp. (A)	717,469	10,094,789

		14,908,290

Construction Materials - 0.9%
Summit Materials, Inc., Class A (A)	271,123	9,109,733

Containers & Packaging - 2.4%
Graphic Packaging Holding Co.	473,936	9,085,353
Pactiv Evergreen, Inc.	473,597	6,852,949
Ranpak Holdings Corp. (A)	302,236	7,743,286

		23,681,588

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 2.2%
Adtalem Global Education, Inc. (A)	239,610	$ 8,707,428
H&R Block, Inc.	526,604	12,928,128

		21,635,556

Electrical Equipment - 0.8%
GrafTech International Ltd.	660,650	7,511,590

Energy Equipment & Services - 0.6%
Liberty Oilfield Services, Inc., Class A (A)	569,034	5,798,456

Entertainment - 2.4%
IMAX Corp. (A)	534,269	8,623,101
Lions Gate Entertainment Corp., Class B (A)	1,093,352	14,607,183

		23,230,284

Equity Real Estate Investment Trusts - 10.9%
Apple Hospitality, Inc.	664,073	9,927,891
CareTrust, Inc.	361,661	8,723,263
Centerspace	115,400	10,386,000
Community Healthcare Trust, Inc.	178,846	8,911,896
Easterly Government Properties, Inc.	453,723	10,299,512
EPR Properties	241,054	12,125,016
NexPoint Residential Trust, Inc.	186,767	11,009,915
Outfront Media, Inc. (A)	422,268	10,087,983
Pebblebrook Hotel Trust	410,708	9,236,823
Summit Hotel Properties, Inc. (A)	735,238	6,624,495
Sunstone Hotel Investors, Inc. (A)	794,430	9,167,722

		106,500,516

Food & Staples Retailing - 1.4%
Andersons, Inc.	143,297	3,826,030
Sprouts Farmers Market, Inc. (A)	418,318	10,282,256

		14,108,286

Food Products - 0.6%
Dole PLC (A)	382,269	5,542,901

Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	72,087	5,041,044

Health Care Equipment & Supplies - 1.6%
Lantheus Holdings, Inc. (A)	584,929	15,307,592

Health Care Providers & Services - 3.1%
AMN Healthcare Services, Inc. (A)	121,028	12,170,576
Patterson Cos., Inc.	271,872	8,463,375
Premier, Inc., Class A	287,813	10,257,655

		30,891,606

Household Durables - 4.0%
Century Communities, Inc.	196,213	13,626,993
MDC Holdings, Inc.	184,941	9,861,054
Taylor Morrison Home Corp. (A)	284,028	7,617,631
Universal Electronics, Inc. (A)	164,419	7,684,944

		38,790,622

Insurance - 4.8%
Argo Group International Holdings Ltd.	134,769	7,025,508
Hanover Insurance Group, Inc.	71,635	9,735,196
Horace Mann Educators Corp.	222,551	8,859,755
James River Group Holdings Ltd.	326,350	11,872,613
Selective Insurance Group, Inc.	123,213	10,023,378

		47,516,450

Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.6%
Meritor, Inc. (A)	297,189	$ 7,230,608
Wabash National Corp.	583,076	8,536,233

		15,766,841

Media - 1.9%
Gray Television, Inc.	554,780	12,299,473
Thryv Holdings, Inc. (A)	181,228	6,020,394

		18,319,867

Metals & Mining - 0.7%
Carpenter Technology Corp.	193,470	7,380,881

Mortgage Real Estate Investment Trusts - 3.1%
Ladder Capital Corp.	850,900	9,717,278
New Residential Investment Corp.	986,322	9,626,503
Redwood Trust, Inc.	925,838	10,989,697

		30,333,478

Multi-Utilities - 1.7%
Black Hills Corp. (B)	107,292	7,258,304
NorthWestern Corp.	153,862	9,537,905

		16,796,209

Oil, Gas & Consumable Fuels - 3.6%
Brigham Minerals, Inc., Class A	477,441	9,376,941
CNX Resources Corp. (A)	559,682	6,772,152
Delek US Holdings, Inc.	281,402	4,890,767
Renewable Energy Group, Inc. (A)	144,977	8,879,841
Scorpio Tankers, Inc. (B)	311,222	5,088,480

		35,008,181

Paper & Forest Products - 0.7%
Neenah, Inc.	133,137	6,692,797

Pharmaceuticals - 1.1%
Collegium Pharmaceutical, Inc. (A)	420,797	10,473,637

Road & Rail - 1.0%
Ryder System, Inc.	130,324	9,924,173

Semiconductors & Semiconductor Equipment - 2.0%
Cohu, Inc. (A)	255,156	9,035,074
SMART Global Holdings, Inc. (A)	228,902	10,721,770

		19,756,844

Software - 4.1%
A10 Networks, Inc. (A)	791,919	10,112,806
Avaya Holdings Corp. (A)	369,587	8,951,397
Ebix, Inc.	177,965	5,378,102
Xperi Holding Corp.	389,475	8,089,396
Zix Corp. (A)	1,052,447	7,798,632

		40,330,333

Specialty Retail - 4.1%
Asbury Automotive Group, Inc. (A)	86,378	17,747,224
MarineMax, Inc. (A)	216,002	11,618,747
Urban Outfitters, Inc. (A)	281,787	10,476,841

		39,842,812

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc.	87,100	7,571,603

Trading Companies & Distributors - 6.3%
Air Lease Corp.	235,909	9,993,105
GATX Corp.	110,548	10,198,053

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
GMS, Inc. (A)	320,014	$ 15,722,288
Rush Enterprises, Inc., Class A	220,703	10,370,834
WESCO International, Inc. (A)	146,408	15,585,132

		61,869,412

Total Common Stocks (Cost $771,154,437)		968,541,837

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (C)	3,049,920	3,049,920

Total Other Investment Company (Cost $3,049,920)		3,049,920

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.00% (C), dated 07/30/2021, to be repurchased at $18,606,661 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $18,978,799.	$ 18,606,661	18,606,661

Total Repurchase Agreement (Cost $18,606,661)		18,606,661

Total Investments (Cost $792,811,018)		990,198,418
Net Other Assets (Liabilities) - (1.0)%		(9,756,408)

Net Assets - 100.0%		$ 980,442,010

Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$968,541,837	$—	$—	$968,541,837
Other Investment Company	3,049,920	—	—	3,049,920
Repurchase Agreement	—	18,606,661	—	18,606,661

Total Investments	$971,591,757	$18,606,661	$—	$990,198,418

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,194,921, collateralized by cash collateral of $3,049,920 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $19,740,201. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4